Capital Stock - Series G Preferred Stock Transactions - Additional Information (Detail) $ / shares in Units, $ in Thousands								1 Months Ended			3 Months Ended	12 Months Ended
	Sep. 10, 2014 $ / shares shares	Aug. 06, 2014 $ / shares shares	Jun. 26, 2014 shares	May. 29, 2014 shares	Mar. 12, 2013 $ / shares shares	Jan. 22, 2013 $ / shares shares	Mar. 09, 2012 USD ($) Directors $ / shares shares	Feb. 28, 2015 $ / shares	Nov. 30, 2014 $ / shares	Oct. 31, 2014 $ / shares	Mar. 31, 2015 $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) shares
Class of Stock [Line Items]
Number of shares of common stock sold	4,444,445	6,000,000	5,500,000	3,333,333	5,000,000	10,125,000
Issuance price per share | $ / shares	$ 0.09	$ 0.10			$ 0.20	$ 0.20
Legal costs | $												$ 169	$ 178
Series G Preferred Stock [Member]
Class of Stock [Line Items]
Convertible preferred stock, conversion price | $ / shares							$ 0.40				$ 0.1979	$ 0.1981
Conversion ratio for each share							2.50
Number of directors to be nominated by preferred shareholders | Directors							2
Number of independent directors out of directors to be nominated by preferred shareholders | Directors							1
Legal costs | $							$ 59
Preferred stock, shares issued											5,000,000	5,000,000	0
Preferred stock, shares outstanding											5,000,000	5,000,000	0
Initial conversion price | $ / shares								$ 0.04480	$ 0.05760	$ 0.06447
Conversion ratio for each share											505.18%	504.80%
Conversion ratio for each share							2.5
Series G Preferred Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Convertible Redeemable Preferred stock, shares outstanding							1,000,000
Series G Preferred Stock [Member] | AR Partners, LLC [Member]
Class of Stock [Line Items]
Number of shares of common stock sold							5,000,000
Issuance price per share | $ / shares							$ 1.00
Total proceeds | $							$ 5,000
Convertible Redeemable Series G Preferred stock [Member]
Class of Stock [Line Items]
Convertible Redeemable Preferred stock, shares outstanding												0	5,000,000
Convertible Redeemable Preferred stock, shares issued												0	5,000,000